PSF PGIM 50 50 Balanced Portfolio Performance Management - PSF PGIM 50 50 Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance.
Performance Narrative [Text Block]	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.Past performance does not mean that the Portfolio will achieve similar results in the future.The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended index which consists of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill Index (10%). The Portfolio’s investment manager determined the weight of each index comprising the custom blended index.Annual return information in the bar chart is provided only for Class I shares. Because all of the Portfolio’s shares are invested in the same portfolio of securities, annual returns for Class III shares would be lower because Class III shares do not have the same expenses as Class I shares.
Performance Past Does Not Indicate Future [Text]	Past performance does not mean that the Portfolio will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad-based securities market index that reflects the performance of the overall market applicable to the Portfolio and an additional index that represents the market sectors in which the Portfolio primarily invests.
Performance Additional Market Index [Text]	The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended index which consists of the S&P 500 Index (50%), Bloomberg US Aggregate Bond Index (40%), and FTSE 3-Month US Treasury Bill Index (10%). The Portfolio’s investment manager determined the weight of each index comprising the custom blended index.
Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart [Heading]	Annual Total Returns (Class I Shares)
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:12.06%2nd Quarter 2020-10.99%1st Quarter 2020
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020